Consolidated Statements of Operations and Comprehensive Income (Loss) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Revenues:
Total revenues	$ 23,068	$ 25,729	$ 17,596
COST OF SALES AND OPERATING EXPENSES:
Cost of sales	21,703	24,350	16,246
General and administrative	126	120	109
Other operating	356	338	270
Lease expense	68	63	59
Gain on disposal of assets	7	13	14
Depreciation, amortization and accretion	187	193	177
Total cost of sales and operating expenses	22,433	25,051	16,847
OPERATING INCOME	635	678	749
Interest expense, net	(217)	(182)	(163)
Other income, net	7	1	0
Equity in earnings of unconsolidated affiliates	5	4	4
Loss on extinguishment of debt	0	0	(36)
INCOME BEFORE INCOME TAXES	430	501	554
Income tax expense	36	26	30
NET INCOME AND COMPREHENSIVE INCOME	$ 394	$ 475	$ 524
WEIGHTED AVERAGE COMMON UNITS OUTSTANDING:
CASH DISTRIBUTIONS PER COMMON UNIT	$ 3.368	$ 3.302	$ 3.302
Common Units [Member]
Net income (loss) per common unit - diluted:
Common units - basic	3.70	4.74	5.35
Common - diluted	$ 3.65	$ 4.68	$ 5.28
WEIGHTED AVERAGE COMMON UNITS OUTSTANDING:
Common units - basic	84,081,083	83,755,378	83,369,534
Common units - diluted	85,093,497	84,803,698	84,438,276
Sales revenue
Revenues:
Total revenues	$ 22,663	$ 25,350	$ 17,275
Service revenue
Revenues:
Total revenues	254	236	183
Lease revenue
Revenues:
Total revenues	$ 151	$ 143	$ 138